Related-Party Transaction	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related-Party Transaction

20. RELATED-PARTY TRANSACTION

As part of the iCOMS acquisition, the Company acquired a loan payable to the general manager of the iCOMS division in the amount of $189 (2017 - $199) with no fixed repayment terms. The loan has been classified as long-term.